UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
May 27, 2008 to June 24, 2008

Commission File Number of issuing entity: 333-141132-04
The National Collegiate Student Loan Trust 2007-4
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 333-141132
The National Collegiate Funding LLC
(Exact name of depositor and sponsor as specified in its charter)

Delaware (State or other jurisdiction of incorporation or organization of the issuing entity)	77-0698483 65-1177163 (I.R.S. Employer Identification Nos.)

c/o Wilmington Trust Company 1100 North Market Street Wilmington, Delaware (Address of principal executive offices of issuing entity)	19890 (Zip Code)

(302) 636−6000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Class A-1 L Notes	☐	☐	☑	__________
Class A-2-AR-1 Notes	☐	☐	☑	__________
Class A-2-AR-2 Notes	☐	☐	☑	__________
Class A-2-AR-3 Notes	☐	☐	☑	__________
Class A-2-AR-4 Notes	☐	☐	☑	__________
Class A-3-L Notes	☐	☐	☑	__________
Class A-3-AR-1 Notes	☐	☐	☑	__________
Class A-3-AR-2 Notes	☐	☐	☑	__________
Class A-3-AR-3 Notes	☐	☐	☑	__________
Class A-3-AR-4 Notes	☐	☐	☑	__________
Class A-3-AR-5 Notes	☐	☐	☑	__________
Class A-3-AR-6 Notes	☐	☐	☑	__________
Class A-3-AR-7 Notes	☐	☐	☑	__________
Class A-IO Notes	☐	☐	☑	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☑                     No ☐

PART I – DISTRIBUTION INFORMATION

Item 1.       Distribution and Pool Performance Information.

Attached hereto is a copy of the monthly distribution report to the noteholders and certificateholders which was derived from the monthly information submitted by the servicer of the student loans owned by the trust to the indenture trustee and grantor trustee.

PART II – OTHER INFORMATION

Item 2.       Legal Proceedings. None.

Item 3.       Sales of Securities and Use of Proceeds. None.

Item 4.       Defaults Upon Senior Securities. None.

Item 5.       Submission of Matters to a Vote of Security Holders. None.

Item 6.       Significant Obligors of Pool Assets.  None.

Item 7.       Significant Enhancement Provider Information. None.

Item 8.       Other Information.

Item 9.       Exhibits.

99.1	Monthly Distribution Report to the Noteholders and Certificateholders distributed on June 25, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NATIONAL COLLEGIATE FUNDING LLC, as depositor for THE NATIONAL COLLEGIATE STUDENT LOAN TRUST 2007-4

By:	GATE HOLDINGS, INC., Member

	By:	/s/ John A. Hupalo
Name: John A. Hupalo
Title: President

Dated:  June 25, 2008

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Distribution Report to the Noteholders and Certificateholders distributed on June 25, 2008.